Financial assets and liabilities - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of receivables and payables [line items]
Operating income		R$ 597,379	R$ 1,353,696	R$ 1,046,046
Purchase of products / inputs / services		(2,525,341)	(3,134,418)	(2,395,217)
Shared income (expenses)		(232,404)	(30,178)	(83,809)
Financial results		(11,787)	4,808
Total		(2,172,153)	(1,806,092)	(1,432,980)
Raízen S.A. and its subsidiaries [Member]
Disclosure of receivables and payables [line items]
Operating income	[1]	583,567	1,294,971	974,612
Purchase of products / inputs / services	[1]	(2,475,506)	(3,129,874)	(2,251,896)
Shared income (expenses)		(97,702)	(30,156)	(83,054)
Financial results		(22,197)
CLI SUL SA [Member]
Disclosure of receivables and payables [line items]
Operating income		12,629	12,375	15,434
Termag MaritimoTerminal De Guaruja SA [Member]
Disclosure of receivables and payables [line items]
Purchase of products / inputs / services		(49,835)		(74,785)
Association for the Management of the Internal Railway of the Port [Member]
Disclosure of receivables and payables [line items]
Shared income (expenses)		(134,820)
Ligga S.A. [member]
Disclosure of receivables and payables [line items]
Financial results		10,410
Others [member]
Disclosure of receivables and payables [line items]
Operating income		1,183	46,350	56,000
Purchase of products / inputs / services			(4,544)	(68,536)
Shared income (expenses)		118	(22)	(755)
Financial results			R$ 4,808

[1]	The amount refers substantially to the purchase of fuels and the provision of logistics transport services by the subsidiary Rumo.